Diversified Risk Parity Fund
FUND SUMMARY
Investment Objective:
The Fund seeks to achieve capital appreciation that approximates the risk and return patterns of a diversified global hedge fund of funds strategy.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified Risk Parity Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified Risk Parity Fund		Class A	Class I
Management Fees		1.60%	1.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.35%	1.34%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		3.29%	3.03%
Fee Waiver and Reimbursement	[2]	(1.00%)	(0.99%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.29%	2.04%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.20% and 1.95% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Diversified Risk Parity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	794	1,442	2,112	3,890
Class I	207	843	1,505	3,276

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's advisor seeks to achieve the Fund's investment objective by investing, long or short, across a broad array of

• traditional asset classes,

• alternative asset classes and

• derivatives

selected using the advisor's proprietary "Diversified Risk Parity" strategy.

Traditional asset classes include: (1) common and preferred stocks of US and foreign issuers of any capitalization or currency; (2) fixed income securities of US and foreign issuers of any maturity, currency or credit quality including high yield or junk bonds; and (3) exchange traded-notes ("ETNs"), exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that primarily invest in stocks and fixed income securities ("Traditional Underlying Funds"). Traditional Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality (including securities rated below BBB- by Standard and Poor's Ratings Group or equivalently by another rating agency, which are commonly known as "junk bonds") or currency.

Alternative asset classes include: (1) limited partnerships, (2) limited liability companies, (3) master limited partnerships ("MLPs"), and (4) ETNs, ETFs, mutual funds and closed-end funds (collectively "Alternative Underlying Funds") that each primarily invest in (i) commodities, (ii) currencies, (iii) real estate, (iv) financial indices, or (iv) MLPs that employ specialized strategies such as merger arbitrage, fixed income arbitrage, market neutral or global macro trend-following. Alternative Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality or currency.

Derivatives used by the Fund include: exchange-traded or over-the-counter (1) options, (2) futures contracts, (3) forward contracts and (4) swaps on (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The Fund uses options, forwards and futures as substitutes for securities, to generate capital gains and/or to hedge portfolio risk. The Fund uses swaps to generate returns substantially similar to the price changes in commodities, financial indices, instruments, foreign currencies or equity indices to which they are linked.

Investment In Subsidiary: The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which has the same investment objective as the Fund. The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Diversified Risk Parity Strategy

The Fund seeks to achieve superior risk adjusted returns by employing investment strategies designed to produce returns that are similar to those found within a diversified global hedge fund of funds strategy. In part, the Diversified Risk Parity Strategy ("DRP" or the "Strategy") seeks to produce returns that are similar to those of the HFRI Fund of Hedge Funds Index ("Index"). Maintained by the Hedge Fund Research Group, the Index is designed to be generally representative of U.S. dollar denominated hedge fund of funds with assets of at least $50 million. However, the Fund is not an index fund.

Within that framework DRP seeks risk factor neutrality within three major risk factors. These are: economic growth, inflation and volatility of returns. In an effort to move the Fund towards neutrality, the advisor feels it is important to shift the risk exposure of DRP away from areas where general hedge fund allocations create large exposures to certain economic factors. This risk can then be re-allocated into those environments where the Fund lacks material exposure. The advisor believes that an investment in the Fund can make a material improvement in the overall return characteristics of an investment portfolio while also providing daily liquidity to the investor. By constructing a diversified portfolio of investments in sectors that are not highly correlated to each other or the equity market in general, the advisor believes the Fund can achieve capital appreciation with lower volatility than broad equity markets.

The advisor actively manages investments for the Fund using risk management strategies which employ both fundamental and technical analysis. The advisor buys investments that it believes are undervalued and sells them when it believes they have reached their target price or more attractive investments are available. The advisor takes short positions that it believes are overvalued and covers (buys back) these positions when it believes they have reached their target price. The advisor also buys and sells securities to maintain allocations as dictated by the Strategy and to manage risk. The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in Underlying Funds.

• Alternative Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Alternative Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Alternative Underlying Fund is subject to specific risks, depending on its investments, which may include leverage risk, default risk and derivative risk.

• Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounce for securities with lower credit quality such as junk bonds.

• Derivatives Risk. The Fund's use of derivative instruments, including swaps or structured notes, involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Purchased options may expire worthless and written options expose the fund to potentially significant liability.

• Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk. Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk. The advisor's reliance on its Strategy and its judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.

• Market Risk. Overall financial market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Stock Risk. Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Traditional Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Traditional Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Traditional Underlying Fund is subject to specific risks, depending on its investments.

• Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The advisor believes the Fund is appropriate for any investor who seeks more diversification than is available from a traditional long-only stock/bond allocation fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index that reflects the performance of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-(855)-DRP-5155 or visiting www.RPgmutualfunds.com.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2012	6.97%
Worst Quarter:	4th Quarter 2012	(5.88)%
The total return for Class I shares from January 1, 2013 to June 30, 2013 was 0.91%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Diversified Risk Parity Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	(4.86%)	(7.09%)	Apr. 11, 2011
Class I Return After Taxes on Distributions			(4.86%)	(7.09%)
Class I Return After Taxes on Distributions and Sales and sale of Fund shares			(3.16%)	(6.00%)
Class A		Return before taxes	(6.87%)	(9.14%)	Apr. 11, 2011
S & P 500 Index	[1]		16.00%	6.73%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, the S&P 500 Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

RPG Emerging Market Sector Rotation Fund
FUND SUMMARY
Investment Objective:
The Fund seeks to achieve capital appreciation while experiencing less volatility than broader Emerging Market equity indices.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RPG Emerging Market Sector Rotation Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses1 RPG Emerging Market Sector Rotation Fund		Class A Shares	Class I Shares
Management Fees		1.10%	1.10%
Distribution and Service (12b-1) Fees		0.30%	none
Other Expenses		1.36%	1.52%
Acquired Fund Fees and Expenses	[1][2]	0.32%	0.32%
Total Annual Fund Operating Expenses		3.08%	2.94%
Fee Waiver	[2]	(1.01%)	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.07%	1.77%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.20% and 1.95% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example RPG Emerging Market Sector Rotation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	773	1,382	2,015	3,706
Class I Shares	180	799	1,445	3,178

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 349% of the average value of its portfolio.

Principal Investment Strategies:

The goal of the Fund is to, through allocations in Emerging Markets, participate in up markets and apply active risk controls in down markets.  The Fund's advisor seeks to achieve the Fund's investment objective by rotating asset allocation among exchange-traded funds ("ETFs") that represent common stocks of companies in nine emerging market sectors.  The Fund defines emerging markets as those countries with significantly less per-capita income than the United States.  This definition includes, for example, Brazil, China, India, Indonesia, Malaysia, Russia, and Thailand.  By allocating Fund assets among these ETFs, the advisor seeks to track the AlphaSectorTM EM Premium Index (the "AEMP Index"), a public index published by Active Index Solutions, LLC, a wholly owned subsidiary of F-Squared Investments, Inc.  However, the Fund is not an index fund.  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in securities of emerging market issuers via ETFs.  The Fund invests without restriction as to country, but invests primarily in large capitalization companies.  The Fund defines large capitalization companies as those with market capitalization above $7 billion.

Allocations in the AEMP Index are based on a proprietary quantitative model that seeks to determine the probability of a sector achieving a positive absolute return on a forward looking basis.  If the sector is deemed to have a low probability of a positive return, it is removed from the AEMP Index.  Consequently, the advisor allocates assets between emerging markets and defensive investments, such as a short-term US Treasury ETF, when an emerging markets sector is deemed to have a low probability of a positive return.  The advisor believes that because its investment approach relies on probabilities and diversification across emerging market sectors the Fund's returns are expected to have less volatility than emerging market indices.  The advisor may invest in swap contracts linked to an emerging market sector ETF when it believes a swap has a higher expected return.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

The advisor employs a sub-advisor to provide suggested sector allocations based on the sub-advisor's proprietary AEMP Index quantitative model.

AEMP Index

The AEMP Index classifies emerging market economic sectors into the following nine groups.

Emerging Market Sectors
Basic Materials	Utilities	Consumer Services
Industrials	Financials	Consumer Goods
Energy		Health Care
Technology

The advisor buys investments that the AEMP Index model indicates are undervalued and sells them when the model indicates they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and swaps.

• Emerging Market Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk. The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, instability and differing auditing and legal standards.

• Interest Rate Risk. Typically, a rise in interest rates causes a decline in the value of U.S. Treasury fixed income securities.

• Limited History of Operations. The Fund has a limited history of operation for investors to evaluate. In addition, the advisor has limited experience managing a mutual fund.

• Management Risk. The advisor's judgments about the potential appreciation of a particular security or swap in which the Fund invests may prove to be incorrect. The advisor's attempt to generate capital appreciation with less volatility than emerging market indices may reduce the Fund's participation in market-wide gains. The sub-advisor's judgments about the potential appreciation of a particular sector may prove incorrect. Additionally, the advisor's judgments about the value of the sub-advisor's recommendations may prove incorrect. The advisor's implementation of the sub-advisor's recommendations might not accurately track the AEMP Index.

• Market Risk. Overall financial market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

• Swaps Risk. The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-377-5155 or visiting www.RPgmutualfunds.com.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	10.62%
Worst Quarter:	2nd Quarter 2012	(8.81)%
The total return for Class I shares from January 1, 2013 to June 30, 2013 was (11.30)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns RPG Emerging Market Sector Rotation Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	12.68%	14.35%	Dec. 01, 2011
Class I Shares Return After Taxes on Distributions			10.97%	12.74%
Class I Shares Return After Taxes on Distributions and Sales and sale of Fund shares			8.22%	11.26%
Class A Shares		Return before taxes	3.87%	6.00%	Dec. 01, 2011
MSCI Emerging Markets Index	[1]		18.22%	12.00%
[1]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for Class I shares only and after-tax returns for other share classes will vary.